Land Use Rights - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 112	$ 116	$ 117
Future amortization expense next twelve months	806
Future amortization expense year two	231
Future amortization expense year three	209
Future amortization expense year four	201
Future amortization expense year five	201
Future amortization expense thereafter	722
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	109
Future amortization expense year two	109
Future amortization expense year three	109
Future amortization expense year four	109
Future amortization expense year five	109
Future amortization expense thereafter	$ 3,361